Mortgage Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transfers And Servicing [Abstract]
Weighted average remaining life	264 months	262 months
Weighted average discount rate	13.00%	14.00%
Weighted average coupon	3.94%	3.89%
Weighted average prepayment speed	150.00%	145.00%